UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  028-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

  /s/   Sindy Jagger     Toronto, Canada     April 28, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    75

Form 13F Information Table Value Total:    $277,454 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE OIL & GAS LTD        COM              00765F101     1373   203000          SOLE                   203000        0        0
AGNICO EAGLE MINES LTD         COM              008474108     5075    91000          SOLE                    91000        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108      454     7100          SOLE                     7100        0        0
APPLE INC                      COM              037833100      940     4000          SOLE                     4000        0        0
ASSURED GUARANTY LTD           COM              G0585R106      549    25000          SOLE                    25000        0        0
AURIZON MINES LTD              COM              05155P106      141    30000          SOLE                    30000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    10231   573188          SOLE                   573188        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    19840   642500          SOLE                   642500        0        0
BARRICK GOLD CORP              COM              067901108     4935   128840          SOLE                   128840        0        0
BB&T CORP                      COM              054937107      502    15500          SOLE                    15500        0        0
BECTON DICKINSON & CO          COM              075887109     3149    40000          SOLE                    40000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1705       14          SOLE                       14        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     2539    31245          SOLE                    31245        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101      586    33500          SOLE                    33500        0        0
CISCO SYS INC                  COM              17275R102     4180   160600          SOLE                   160600        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101      263     3700          SOLE                     3700        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      397    20000          SOLE                    20000        0        0
CVS CAREMARK CORPORATION       COM              126650100    12770   349300          SOLE                   349300        0        0
DIREXION SHS ETF TR            DLY SMCAP BEAR3X 25459W839       72    10000          SOLE                    10000        0        0
E TRADE FINANCIAL CORP         COM              269246104     3387  2049000          SOLE                  2049000        0        0
ENCANA CORP                    COM              292505104      223     7180          SOLE                     7180        0        0
EXFO INC                       SUB VTG SHS      302046107      192    30700          SOLE                    30700        0        0
GOLDCORP INC NEW               COM              380956409     1188    31850          SOLE                    31850        0        0
GOOGLE INC                     CL A             38259P508     6822    12030          SOLE                    12030        0        0
IESI BFC LTD                   COM              44951D108      639    37000          SOLE                    37000        0        0
INTEL CORP                     COM              458140100     8223   368900          SOLE                   368900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2572    20058          SOLE                    20058        0        0
INTREPID POTASH INC            COM              46121Y102      212     7000          SOLE                     7000        0        0
ISHARES TR INDEX               BARCLY USAGG B   464287226      304     2919          SOLE                     2919        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465      633    11300          SOLE                    11300        0        0
JOHNSON & JOHNSON              COM              478160104      882    13530          SOLE                    13530        0        0
JPMORGAN CHASE & CO            COM              46625H100     7437   166200          SOLE                   166200        0        0
KAR AUCTION SVCS INC           COM              48238T109     9172   609000          SOLE                   609000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208     5302   110900          SOLE                   110900        0        0
MANULIFE FINL CORP             COM              56501R106    12150   616900          SOLE                   616900        0        0
MARSH & MCLENNAN COS INC       COM              571748102     4842   198300          SOLE                   198300        0        0
MARSHALL & ILSLEY CORP NEW     COM              571837103     1064   132200          SOLE                   132200        0        0
MDS INC                        COM              55269P302      388    48240          SOLE                    48240        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106      364     7000          SOLE                     7000        0        0
MEDTRONIC INC                  COM              585055106     5750   127700          SOLE                   127700        0        0
MERIT MED SYS INC              COM              589889104     2440   160000          SOLE                   160000        0        0
MICROSOFT CORP                 COM              594918104     1142    39000          SOLE                    39000        0        0
MORGAN STANLEY                 COM NEW          617446448      586    20000          SOLE                    20000        0        0
OPPENHEIMER HLDGS INC          CL A NON VTG     683797104      638    25000          SOLE                    25000        0        0
ORACLE CORP                    COM              68389X105     2828   110000          SOLE                   110000        0        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509     3043   263500          SOLE                   263500        0        0
PFIZER INC                     COM              717081103     5424   316280          SOLE                   316280        0        0
PNC FINL SVCS GROUP INC        COM              693475105      896    15000          SOLE                    15000        0        0
POTASH CORP SASK INC           COM              73755L107     1930    16190          SOLE                    16190        0        0
PROSHARES TR                   PSHS BASIC MTRL  74347R651      106    15000          SOLE                    15000        0        0
PROSHARES TR                   PSHS UL XIN CH25 74347R321     1572   200000          SOLE                   200000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     3472   112000          SOLE                   112000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     4908   100800          SOLE                   100800        0        0
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875     2946   176000          SOLE                   176000        0        0
PROSHARES TR                   PSHS UT SHT MSCI 74347R354      301    30000          SOLE                    30000        0        0
QUALCOMM INC                   COM              747525103    17153   408800          SOLE                   408800        0        0
REGIS CORP MINN                COM              758932107     3904   209000          SOLE                   209000        0        0
RESEARCH IN MOTION LTD         COM              760975102     9691   131195          SOLE                   131195        0        0
ROGERS COMMUNICATIONS INC      CL B             775109200    11469   342301          SOLE                   342301        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      286     4902          SOLE                     4902        0        0
SCHEIN HENRY INC               COM              806407102      295     5000          SOLE                     5000        0        0
SCHOOL SPECIALTY INC           COM              807863105      228    10000          SOLE                    10000        0        0
STATE STR CORP                 COM              857477103    15086   334200          SOLE                   334200        0        0
SUN LIFE FINL INC              COM              866796105     1619    50427          SOLE                    50427        0        0
SUNCOR ENERGY INC NEW          COM              867224107     1691    52092          SOLE                    52092        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      657    67000          SOLE                    67000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     9364   491300          SOLE                   491300        0        0
TIM HORTONS INC                COM              88706M103     7379   227100          SOLE                   227100        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509      258     3463          SOLE                     3463        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307      322     4000          SOLE                     4000        0        0
TRANSCANADA CORP               COM              89353D107    19578   535207          SOLE                   535207        0        0
VALLEY NATL BANCORP            COM              919794107      307    20000          SOLE                    20000        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      606    17500          SOLE                    17500        0        0
VISA INC                       COM CL A         92826C839     1129    12400          SOLE                    12400        0        0
WELLS FARGO & CO NEW           COM              949746101     2753    88450          SOLE                    88450        0        0